Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2) Summary of Significant Accounting Policies

(a) Basis of Preparation

The accompanying unaudited condensed consolidated and combined carve-out financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. All intercompany balances and transactions are eliminated. The unaudited condensed consolidated and combined carve-out financial statements do not include all the disclosures and information required for a complete set of annual financial statements; and, therefore, these unaudited condensed consolidated and combined carve-out financial statements should be read in conjunction with the audited consolidated and combined carve-out financial statements for the year ended December 31, 2013, which are included in the Partnership’s Annual Report on Form 20-F for the year ended December 31, 2013 (the “20-F”).

As of April 16, 2013, the financial statements of the Partnership as a separate legal entity are presented on a consolidated basis. Prior to April 16, 2013, the results of operations, cash flow and balance sheet have been carved out of the consolidated financial statements of KNOT and therefore are presented on a combined carve-out basis. The Combined Entity’s historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Partnership’s interests in the Vessels. Accordingly, the historical condensed consolidated and combined carve-out interim financial statements prior to April 16, 2013 reflect allocations of certain expenses, including that of general and administrative expenses, mark-to-market valuations of interest rate swap derivatives, interest expense on related party payables, and net gain (loss) on foreign currency transactions. The basis for the allocations is described in Note 2 of the audited consolidated and combined carve-out financial statements for the year ended December 31, 2013, included in the Partnership’s 20-F. These allocated costs have been accounted for as equity contribution in the condensed consolidated and combined carve-out balance sheets.

Included in the Combined Entity’s equity prior to April 16, 2013, are amounts (net liabilities of $27.8 million) relating to certain assets and liabilities that were carved out as they were readily separable and identifiable within the books of KNOT. However, these amounts have been retained by KNOT and have not been transferred to the Partnership and therefore have been eliminated from the Partnership’s opening equity as of April 16, 2013. Details of the net liabilities eliminated are as follows:

(US $ in thousands)
Balance Sheet captions:
Other current assets	89
Other non-current assets	—
Other current liabilities (*)	(6,321)
Other long-term liabilities (*)	(21,560)

Net Liabilities	(27,792)

(*)	The majority of the assets and liabilities not transferred to the Partnership are related to interest swap derivatives (note 6) and insurance proceeds in accordance with Contribution and Sale Agreement as of April 15, 2013 (Note 5 – Insurance Proceeds).

Management believes that the allocations included in these unaudited condensed consolidated and combined carve-out financial statements are reasonable to present the financial position, results of operations and cash flows of the Partnership on a stand-alone basis. In the opinion of management these condensed consolidated and combined carve-out interim financial statements reflect all adjustments, of a normal recurring nature, necessary to present fairly in all material respects, the Partnership’s consolidated and combined carve-out interim financial statements for the three and six months ended June 30, 2014. However, the financial position, results of operations and cash flows of the Combined Entity as presented may differ from those that would have been achieved had the Partnership operated autonomously for all years presented as the Partnership would have had additional general and administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a stand-alone listed publicly traded entity. Accordingly, the comparative historical consolidated and combined interim financial statements do not purport to be indicative of the future financial position, results of operations or cash flows of the Partnership.

Under the Partnership’s Partnership Agreement, the General Partner has irrevocably delegated to the Partnership’s board of directors the power to oversee and direct the operations of, manage and determine the strategies and policies of the Partnership. During the period from the IPO in April 2013 until the time of the Partnership’s first annual general meeting (“AGM”) on June 25, 2013, the General Partner retained the sole power to appoint, remove and replace all members of the Partnership’s board of directors. From the first AGM, four of the seven board members became electable by the common unitholders and accordingly, from this date, KNOT, as the owner of the General Partner, no longer retains the power to control the Partnership’s board of directors and, hence, the Partnership. As a result, the Partnership is no longer considered to be under common control with KNOT and as a consequence, the Partnership will not account for any vessel acquisitions from KNOT after June 25, 2013 as a transfer of equity interests between entities under common control.

(b) Significant accounting policies

The accounting policies adopted in the preparation of the unaudited condensed consolidated and combined carve-out interim financial statements are consistent with those followed in the preparation of the Partnership’s audited consolidated and combined carve-out financial statements for the year ended December 31, 2013, as contained in the Partnership’s 20-F.

(c) Adoption of New Accounting Standards

In May 2014, the Financial Accounting Standards Board (or FASB ) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers , (or ASU 2014-09 ). ASU 2014-09 will require entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied. ASU 2014-09 is effective for interim and annual periods beginning after December 15, 2016 and shall be applied retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption is not permitted. The Partnership is evaluating the effect of adopting this new accounting guidance.